SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 15: SUBSEQUENT EVENTS

Subsequent to September 30, 2021, and through the date these interim consolidated financial statements were approved for issuance, the following transactions occurred:

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On October 4, 2021, the Company converted 3,300 shares of its Series B Preferred Stock into 18,535 shares of its common stock. The issuance was exempt under Section 4(a)(2) of the Securities Act.

On October 19, 2021, the Company converted $30,000 of a promissory note into 20,281 shares of its common stock. The issuance was exempt under Section 4(a)(2) of the Securities Act.

●	On October 19, 2021, the Company closed a financing transaction pursuant to the terms and conditions of a Securities Purchase Agreement (the “Purchase Agreement”) with Mast Hill Fund, L.P., a Delaware limited partnership (“Mast Hill”). Pursuant to the Purchase Agreement, Mast Hill purchased from the Company a Promissory Note (the “Note”) in the aggregate principal amount of $444,444.00 (the “Principal Amount”), and delivered gross proceeds of $3,650,000.00 (excluded were $40,000 in original issue discount; $28,000 as a fee paid to J.H. Darbie, a registered broker dealer; and, $7,000 in legal fees for Mast Hill). Timely payment under the Note is secured by the issuance of a Common Stock Purchase Warrant (the “Second Warrant”) to Mast Hill for 161,616 shares of the Company’s common stock at an exercise price of $3.20, exercisable only in the event of a default under the Note. Interest on the Principal Amount of the Note accrues at the rate of 12% per annum. Repayment of all amounts due under the Note shall be tendered on the 12-month anniversary of the Note, though certain amounts are due earlier upon the closing certain designated investments. The Note may be prepaid in whole at any time without prepayment penalty or premium. If the Company fails to meet its obligations under the terms of the Note, the Note shall become immediately due and payable and subject to penalties provided for in the Note. Upon an event of default under the Note, Mast Hill may also convert all amounts due thereunder into shares of the Company’s common stock at a price of $4.00 per share. The Company also granted to Mast Hill warrants to acquire 161,616 shares of the Company’s common stock pursuant to a Common Stock Purchase Warrant (the “First Warrant”). Exercise price for the warrants is $3.20, with a cashless exercise option. The Note, the First Warrant, and the Second Warrant impose an obligation on the Company to reserve for issuance that number of shares of the Company’s common stock which is 2 times the number of shares issuable under each of the respective three documents.

●	On November 8, 2021, the Company converted $30,000 of a promissory note into 24,287 shares of its common stock. The issuance was exempt under Section 4(a)(2) of the Securities Act.

●	On November 15, 2021, the Company converted 2,000 shares of its Series B Preferred Stock into 18,033 shares of its common stock. The issuance was exempt under Section 4(a)(2) of the Securities Act.

●	On November 18, 2021, the Company converted 3,375 shares of its Series B Preferred Stock into 35,912 shares of its common stock. The issuance was exempt under Section 4(a)(2) of the Securities Act.

●	On December 1, 2021 the Company entered into and closed a financing transaction pursuant to the terms and conditions of a Purchase Agreement with Geneva. Pursuant to the Purchase Agreement, Geneva purchased from the Company four thousand eight hundred seventy five (4,875) shares of the Company’s Series B Preferred stock at a total purchase price of $48,750. Geneva delivered gross proceeds of $45,000.00 to the Company (excluded were legal fees and a transaction fee charged by Geneva). Terms and conditions for the Company’s Series B Preferred Stock are summarized above.

NOTE 16: SUBSEQUENT RETROSPECTIVE STOCK SPLIT

In connection with the Company’s application to list its common stock on Nasdaq, on June 10, 2021, the Company filed a Certificate of Amendment to the Articles of Incorporation (the “Certificate of Amendment”) which served to (i) reduce the number of authorized shares of common stock from 1.8 billion (1,800,000,000) to 1 billion (1,000,000,000); and, (ii) effect a reverse stock split (the “Reverse Stock Split”) of its issued common stock in a ratio of 1-for-2,000. The preferred stock of the Company was not changed. The 1-for-2,000 Reverse Stock split was processed by FINRA and became effective at the start of trading on July 1, 2021. As a result of the Reverse Stock Split, every 2,000 shares of the Company’s issued and outstanding common stock, par value $0.001 per share, were converted into one (1) share of common stock, par value $0.001 per share. No fractional shares were issued in connection with the Reverse Stock Split. Stockholders who otherwise would be entitled to receive fractional shares because they hold a number of pre-Reverse Stock Split shares of the Company’s common stock not evenly divisible by 2,000 had the number of post-Reverse Stock Split shares of the Company’s common stock to which they are entitled rounded up to the nearest whole number of shares of the Company’s common stock. No stockholders received cash in lieu of fractional shares.

All share and per share amounts (other than authorized shares) in the consolidated financial statements and related notes thereto have been retroactively adjusted for all periods presented to give effect to the Reverse Stock Split, including reclassifying an amount equal to the reduction in par value of common stock to additional paid-in capital.

NOTE 17: SUBSEQUENT EVENTS

Subsequent to December 31, 2020, the following transactions occurred:

●	On January 6, 2021, the Company issued 3,800 shares of its Series B Preferred Stock in exchange for $35,000 of net proceeds from an investor. The issuance was exempt under Section 4(a)(2) of the Securities Act.

●	On January 25, 2021, pursuant to the terms and conditions of a Note Purchase Agreement, the Company issued a Convertible Promissory Note (the “Quick Capital Note”) in the aggregate principal amount of $114,500, and received gross proceeds of $100,000 from the lender, Quick Capital, LLC (“Quick Capital”). The proceeds will be used for general corporate purposes. The Quick Capital Note (i) has a one-time interest charge of five percent (5%); (ii) is due and payable 90-days from issuance; and, (iii) can be converted into shares of the Company’s common stock upon an event of default, at a conversion price equal to the lesser of: (a) $0.01, or (b) 61% multiplied by the average of the two lowest trading prices for our Common Stock during the 20-days prior to the date of the conversion. In connection with, and as a condition to, the issuance of the Quick Capital Note, the Company also issued 2,863 shares of its common stock to Quick Capital. The Quick Capital Note and the shares of common stock were issued in reliance on the exemptions provided by Section 4(a)(2) of the Securities Act and/or Regulation D promulgated thereunder, and in reliance on similar exemptions under applicable state laws.

●	On January 27, 2021, the Company converted $45,150 of a promissory note into 6,271 shares of its common stock. The issuance was exempt under Section 4(a)(2) of the Securities Act.

●	On January 27, 2021, the Company issued 20,834 shares of its common stock to Triton pursuant to the CSPA executed on December 11, 2020. The Company received $240,000 in net proceeds from the transaction. The issuance was of shares registered under the S-1 filed by the Company on December 28, 2020 and effective on January 26, 2021.

DATA443 RISK MITIGATION, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2020 and 2019

●	On February 2, 2021, the Company issued 10,342 shares of its common stock to Maxim Partners LLC pursuant to the Maxim Agreement. The issuance was exempt under Section 4(a)(2) of the Securities Act.

●	On February 3, 2021, the Company issued 625 shares of its common stock to a member of the Company’s Advisory Board. The issuance was exempt under Section 4(a)(2) of the Securities Act.

●	Effective February 8, 2021 the Company entered into the Blue Citi Notes Settlement Agreement with Blue Citi (the “Notes Settlement”) to, among other things, settle all disputes regarding all convertible promissory notes issued in favor of Blue Citi (the “Blue Citi Notes”). The following terms, among others, applied to each of the Blue Citi Notes:

a.	All accrued and unpaid interest under the Blue Citi Notes shall be nullified in full and be deemed to be zero, and no further interest of any amount shall accrue on any of the Blue Citi Notes.

b.	At no time shall the total ownership of shares of the Company’s common stock by Blue Citi exceed 9.99% of the total number of issued and outstanding shares of common stock.

c.	The Company shall have no right to prepayment, or any other right to repay in cash, any of the Blue Citi Notes. Similarly, Blue Citi shall have no right to demand cash payment under any of the Blue Citi Notes.

d.	Blue Citi shall be limited in its sales of our common stock to a maximum of fifty million (50,000,000) shares each calendar week. However, in the event that the total volume of traded shares for our common stock exceeds three hundred million (300,000,000) in any calendar week, then the trading limitation for the following calendar week shall be increased to seventy five million (75,000,000) shares of common stock.

With regard to each of the respective Blue Citi Notes, the Company and Blue Citi further agreed as follows:

a.	Convertible note in the original principal amount of Two Hundred Thousand Dollars ($200,000) issued on January 8, 2020 shall have a fixed conversion price of $20, resulting in the issuance of 10,000 shares upon conversion.

b.	Convertible note in the original principal amount of Twenty Five Thousand Dollars ($25,000) issued on July 1, 2020 shall be nullified in full and be deemed to be zero, and be of no further force and effect.

c.	Convertible note in the original principal amount of One Hundred Fifty Thousand Dollars ($150,000) issued on July 1, 2020 shall have a fixed conversion price of $20, resulting in the issuance of 7,500 shares upon conversion.

d.	Convertible note in the original principal amount of Two Hundred Thousand Dollars ($200,000) issued on August 3, 2020 shall have a fixed conversion price of $10, resulting in the issuance of 20,000 shares upon conversion.

DATA443 RISK MITIGATION, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2020 and 2019

e.	Convertible note in the original principal amount of Three Hundred Thousand Dollars ($300,000) issued on August 24, 2020 shall have a fixed conversion price of $10, resulting in the issuance of 30,000 shares upon conversion.

f.	Convertible note in the original principal amount of Three Hundred Twenty Five Thousand Dollars ($325,000) issued on September 30, 2020 shall have a fixed conversion price of $30, resulting in the issuance of 10,834 shares upon conversion.

g.	Convertible note in the original principal amount of Four Hundred Thousand Dollars ($400,000) issued on November 17, 2020 shall have a fixed conversion price of $7, resulting in the issuance of 17,143 shares upon conversion.

●	On February 9, 2021, the Company converted $120,000 of a promissory note into 17,143 shares of its common stock. The issuance was exempt under Section 4(a)(2) of the Securities Act.

●	On February 10, 2021, the Company converted $200,000 of a promissory note into 20,000 shares of its common stock. The issuance was exempt under Section 4(a)(2) of the Securities Act.

●	On February 10, 2021, the Company issued 20,834 shares of its common stock to Triton pursuant to the CSPA executed on December 11, 2020. The Company received $250,000 in net proceeds from the transaction. The issuance was of shares registered under the S-1 filed by the Company on December 28, 2020 and effective on January 26, 2021.

●	Effective February 12, 2021 Geneva Roth Remark Holdings, Inc. (“Geneva Roth”) and the Company finalized and closed the Securities Exchange Agreement (the “Geneva Exchange Agreement”). Geneva Roth was the holder of that certain Convertible Promissory Note in the original principal amount of Sixty Three Thousand Dollars ($63,000) dated September 10, 2020, with a maturity date of September 10, 2021 (the “Geneva Roth Note”). Pursuant to the Geneva Exchange Agreement, and solely in exchange for the Geneva Roth Note, Geneva Roth exchanged the Geneva Roth Note for six thousand five hundred sixty (6,560) shares of our Series B Preferred Stock. The Geneva Roth Note was thereafter cancelled and of no further force and effect. The issuance was exempt under Section 4(a)(2) and 3(a)(9) of the Securities Act.

●	On February 12, 2021, and effective January 31, 2021 the Company confirmed the earlier termination of each of the ArcMail Agreements. The Company has asserted numerous claims under the ArcMail Agreements. Further, Wala lost all rights to the ArcMail Assets through a foreclosure action brought by certain secured creditors of Wala (the “Wala Creditors”). The Company considers its relationship with Wala to be closed and will not pursue any further action in that regard.

●	On February 12, 2021 the Company closed its acquisition of the ArcMail Assets from the Wala Creditors pursuant to the terms and conditions of an Asset Sale Agreement executed by and between the Company and the Wala Creditors. The effective date of the Asset Sale Agreement and the acquisition was deemed to be January 31, 2021. Total purchase price (the “Purchase Price”) was One Million Four Hundred Four Thousand Dollars ($1,404,000), evidenced by three promissory notes in favor of the Wala Creditors in the total amount of the Purchase Price (the “Notes”). Interest accrues at the rate of four percent (4%) per annum. Payments under the Notes commence in 30-days and continue monthly thereafter for 60-months. The Notes are secured by a pledge of the ArcMail Assets as collateral under the terms of a Security Agreement in favor of the Wala Creditors. The foregoing descriptions of the Asset Sale Agreement; Notes; and, Security Agreement do not purport to be complete and are qualified in their entirety by the actual language contained in the Asset Sale Agreement, Notes, and Security Agreement, respectively.

●	On February 19, 2021, the Company converted $200,000 of a promissory note into 10,000 shares of its common stock. The issuance was exempt under Section 4(a)(2) of the Securities Act.

●	On February 19, 2021, the Company converted $150,000 of a promissory note into 7,500 shares of its common stock. The issuance was exempt under Section 4(a)(2) of the Securities Act.

DATA443 RISK MITIGATION, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2020 and 2019

●	On February 19, 2021, the Company issued 7,800 shares of its Series B Preferred Stock in exchange for $75,000 of net proceeds from an investor. The issuance was exempt under Section 4(a)(2) of the Securities Act.

●	On February 19, 2021, the Company converted $100,000 of a promissory note into 10,000 shares of its common stock. The issuance was exempt under Section 4(a)(2) of the Securities Act.

●	On February 23, 2021, the Company filed with the SEC its Schedule 14C, Preliminary Information Statement, providing notice that the Board of Directors and the holders of a majority of our shares entitled to vote had approved and authorized the following actions:

(1)	Amendment of our articles of incorporation (the “Articles of Incorporation”) to provide for a decrease in the authorized shares of the Company’s common stock from 1,800,000,000 to a number of not less than 10,000,000 and not more than 1,000,000,000 (the “Authorized Common Stock Reduction”), at any time prior to the one year anniversary of the filing of the Definitive Information Statement on Schedule 14C with respect to these actions the “Definitive Information Statement”), with the Board of Directors of the Company (the “Board”) having the discretion to determine whether or not the Authorized Common Stock Reduction is to be effected, and if effected, the exact number of the Authorized Common Stock Reduction within the above range.

(2)	That the Board be authorized to implement through the amendment to our Articles of Incorporation a reverse stock split of the Company’s Common Stock by a ratio of not less than 1-for-10 and not more than 1-for-2,000, (the “Reverse Split”), at any time prior to the one year anniversary of the filing of the Definitive Information Statement, with the Board having the discretion to determine whether or not the Reverse Split is to be effected, and if effected, the exact ratio for the Reverse Split within the above range.

●	On February 24, 2021, the Company converted $200,000 of a promissory note into 20,000 shares of its common stock. The issuance was exempt under Section 4(a)(2) of the Securities Act.

●	On February 25, 2021, the Company converted $325,000 of a promissory note into 10,834 shares of its common stock. The issuance was exempt under Section 4(a)(2) of the Securities Act.

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On March 5, 2021, the Company issued 27,685 shares of its common stock to Triton pursuant to the CSPA executed on December 11, 2020. The Company is owed $332,209 in net proceeds from the transaction, which amount Triton has not yet paid to the Company. The issuance was of shares registered under the S-1 filed by the Company on December 28, 2020 and effective on January 26, 2021.

●	On March 15, 2021, the Company converted 4,500 shares of its Series B Preferred Stock into 3,841 shares of its common stock. The issuance was exempt under Section 4(a)(2) of the Securities Act.

●	On March 16, 2021, the Company converted 2,060 shares of its Series B Preferred Stock into 1,758 shares of its common stock. The issuance was exempt under Section 4(a)(2) of the Securities Act.

●	On March 24, 2021, the Company issued 5,300 shares of its Series B Preferred Stock in exchange for $50,000 of net proceeds from an investor. The issuance was exempt under Section 4(a)(2) of the Securities Act.

●	On March 30, 2021, the Company issued 13,983 shares of its common stock to Triton pursuant to the CSPA executed on December 11, 2020. The Company is owed $115,144 in net proceeds from the transaction, which amount Triton has not yet paid to the Company. The issuance was of shares registered under the S-1 filed by the Company on December 28, 2020 and effective on January 26, 2021.

●	On April 22, 2021, the Company issued 8,923 shares of its common stock upon the cashless exercise of a warrant. The issuance was exempt under Section 4(a)(2) of the Securities Act.

●	On April 23, 2021, the Company entered into and closed a financing transaction pursuant to the terms and conditions of a Securities Purchase Agreement (the “Purchase Agreement”) with Auctus Fund, LLC, a Delaware limited liability company (“Auctus”). Pursuant to the Purchase Agreement, Auctus purchased from the Company a Senior Secured Promissory Note (the “Note”) in the aggregate principal amount of $832,000.00 (the “Principal Amount”), and delivered gross proceeds of $750,000.00 (excluded were legal fees for Auctus and a transaction fee charged by Auctus). The Note is secured by a security interest in the assets of the Company and its subsidiaries, pursuant to the terms and conditions of a Security Agreement (the “Security Agreement”). Timely payment under the Note is further secured by the issuance of Common Stock Purchase Warrant (the “Second Warrant”) to Auctus for 55,467 shares of the Company’s common stock at an exercise price of $15.00, exercisable only in the event of a default under the Note. Interest on the Principal Amount of the Note accrues at the rate of 12% per annum, which amount is fully due and owing upon the issuance of the Note. Repayment of all amounts due under the Note shall be tendered on the 12-month anniversary of the Note. The Note may be prepaid in whole at any time without prepayment penalty or premium. If the Company fails to meet its obligations under the terms of the Note, the Note shall become immediately due and payable and subject to penalties provided for in the Note. The Company also granted to Auctus warrants to acquire 55,467 shares of the Company’s common stock pursuant to a Common Stock Purchase Warrant (the “First Warrant”). Exercise price for the warrants is $15.00, with a cashless exercise option. Both the First Warrant and the Second Warrant impose an obligation on the Company to reserve for issuance that number of shares of the Company’s common stock which is 5 times the number of shares issuable under both the First Warrant and the Second Warrant. The issuance was exempt under Section 4(a)(2) of the Securities Act.

●	On April 28, 2021, the Company issued 625 shares of its common stock to a member of the Company’s Advisory Board. The issuance was exempt under Section 4(a)(2) of the Securities Act.

●	On May 13, 2021, the Company issued 5,375 shares of its Series B Preferred Stock in exchange for $50,000 of net proceeds from an investor. The issuance was exempt under Section 4(a)(2) of the Securities Act.

●	On May 21, 2021, the Company issued 10,306 shares of its common stock to Maxim Partners LLC pursuant to an agreement with Maxim Partners LLC. The issuance was exempt under Section 4(a)(2) of the Securities Act.

●	On June 1, 2021, the Company converted 5,300 shares of its Series B Preferred Stock into 8,934 shares of its common stock. The issuance was exempt under Section 4(a)(2) of the Securities Act.

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On June 10, 2021, the Company filed a Certificate of Amendment to the Articles of Incorporation (the “Certificate of Amendment”) which served to (i) reduce the number of authorized shares of common stock to one billion (1,000,000,000); and, (ii) effect a reverse stock split (the “Reverse Stock Split”) of its issued common stock in a ratio of 1-for-2,000. The preferred stock of the Company was not changed. The 1-for-2,000 Reverse Stock split was processed by FINRA and became effective at the start of trading on July 1, 2021. As a result of the Reverse Stock Split, every 2,000 shares of the Company’s issued and outstanding common stock, par value $0.001 per share, were converted into one (1) share of common stock, par value $0.001 per share. No fractional shares were issued in connection with the Reverse Stock Split. Stockholders who otherwise would be entitled to receive fractional shares because they hold a number of pre-Reverse Stock Split shares of the Company’s common stock not evenly divisible by 2,000 had the number of post-Reverse Stock Split shares of the Company’s common stock to which they are entitled rounded up to the nearest whole number of shares of the Company’s common stock. No stockholders received cash in lieu of fractional shares. The share and per share information in this Prospectus reflects such assumed reverse stock split.

●	On July 7, 2021, the Company issued 4,375 shares of its Series B Preferred Stock in exchange for $40,000 of net proceeds from an investor. The issuance was exempt under Section 4(a)(2) of the Securities Act.

●	On July 12, 2021, the Company converted 1,800 shares of its Series B Preferred Stock into 6,280 shares of its common stock. The issuance was exempt under Section 4(a)(2) of the Securities Act.

●	On July 16, 2021, the Company converted 2,000 shares of its Series B Preferred Stock into 7,699 shares of its common stock. The issuance was exempt under Section 4(a)(2) of the Securities Act.

●	On July 28, 2021, the Company issued 625 shares of its common stock to a member of the Company’s Advisory Board. The issuance was exempt under Section 4(a)(2) of the Securities Act.

●	On July 30, 2021, the Company closed a financing transaction pursuant to the terms and conditions of a Securities Purchase Agreement (the “Purchase Agreement”) with Auctus Fund, LLC, a Delaware limited liability company (“Auctus”). Pursuant to the Purchase Agreement, Auctus purchased from the Company a Senior Secured Promissory Note (the “Note”) in the aggregate principal amount of $282,000.00 (the “Principal Amount”), and delivered gross proceeds of $250,000.00 (excluded were legal fees for Auctus and a transaction fee charged by Auctus). The Note is secured by a security interest in the assets of the Company and its subsidiaries, pursuant to the terms and conditions of a Security Agreement (the “Security Agreement”). Timely payment under the Note is further secured by the issuance of Common Stock Purchase Warrant (the “Second Warrant”) to Auctus for 62,667 shares of the Company’s common stock at an exercise price of $4.50, exercisable only in the event of a default under the Note. Interest on the Principal Amount of the Note accrues at the rate of 12% per annum, which amount is fully due and owing upon the issuance of the Note. Repayment of all amounts due under the Note shall be tendered on the 12-month anniversary of the Note. The Note may be prepaid in whole at any time without prepayment penalty or premium. If the Company fails to meet its obligations under the terms of the Note, the Note shall become immediately due and payable and subject to penalties provided for in the Note. The Company also granted to Auctus warrants to acquire 62,667 shares of the Company’s common stock pursuant to a Common Stock Purchase Warrant (the “First Warrant”). Exercise price for the warrants is $4.50, with a cashless exercise option. Both the First Warrant and the Second Warrant impose an obligation on the Company to reserve for issuance that number of shares of the Company’s common stock which is 5 times the number of shares issuable under both the First Warrant and the Second Warrant.

●	On August 5, 2021 the Company entered into and closed a financing transaction pursuant to the terms and conditions of a Purchase Agreement with Geneva. Pursuant to the Purchase Agreement, Geneva purchased from the Company five thousand three hundred seventy five (5,375) shares of the Company’s Series B Preferred stock at a total purchase price of $53,750. Geneva delivered gross proceeds of $50,000.00 to the Company (excluded were legal fees and a transaction fee charged by Geneva). Terms and conditions for the Company’s Series B Preferred Stock are summarized above.

●	On August 13, 2021, the Company closed a financing transaction pursuant to the terms and conditions of a Securities Purchase Agreement (the “One44 Purchase Agreement”) with One44 Capital LLC (“One44”). Pursuant to the One44 Purchase Agreement, One44 purchased from the Company a Convertible Promissory Note (the “One44 Note”) in the aggregate principal amount of $157,500 (the “Principal Amount”), and delivered gross proceeds of $150,000.00 (excluded were legal fees and a transaction fee charged by One44). Interest on the Principal Amount of the One44 Note accrues at the rate of 9% per annum. Repayment of all amounts due under the One44 Note shall be tendered on the 12-month anniversary of the One44 Note. The One44 Note may be prepaid in whole at any time during the first 6-months with a prepayment penalty. No prepayment is allowed after 6-months. The One44 Note can be converted by One44 into shares of the Company’s common stock at any time following 180-days after issuance of the One44 Note. The conversion price is equal to 61% of the lowest trading price during the 20 consecutive trading days immediately preceding the date of conversion. The conversion price is subject to adjustment for stock splits, reverse stock splits, stock dividends, and other similar transactions and terms. As additional consideration for the purchase of the One44 Note the Company also issued to One44 2,643 shares of the Company’s common stock.

●	On August 13, 2021, the Company closed a financing transaction pursuant to the terms and conditions of a Securities Purchase Agreement (the “GS Purchase Agreement”) with GS Capital Partners, LLC (“GS”). Pursuant to the GS Purchase Agreement, GS purchased from the Company a Convertible Promissory Note (the “GS Note”) in the aggregate principal amount of $157,500 (the “Principal Amount”), and delivered gross proceeds of $150,000 (excluded were legal fees and a transaction fee charged by GS). Interest on the Principal Amount of the GS Note accrues at the rate of 9% per annum. Repayment of all amounts due under the GS Note shall be tendered on the 12-month anniversary of the GS Note. The GS Note may be prepaid in whole at any time during the first 6-months with a prepayment penalty. No prepayment is allowed after 6-months. The GS Note can be converted by GS into shares of the Company’s common stock at any time following 180-days after issuance of the GS Note. The conversion price is equal to 61% of the lowest trading price during the 20 consecutive trading days immediately preceding the date of conversion. The conversion price is subject to adjustment for stock splits, reverse stock splits, stock dividends, and other similar transactions and terms. As additional consideration for the purchase of the GS Note the Company also issued to GS 2,642 shares of the Company’s common stock.

●	On August 18, 2021, the Company closed a financing transaction pursuant to the terms and conditions of a Securities Purchase Agreement (the “Fast Capital Purchase Agreement”) with Fast Capital, LLC (“Fast Capital”). Pursuant to the Fast Capital Purchase Agreement, Fast Capital purchased from the Company a Convertible Promissory Note (the “Fast Capital Note”) in the aggregate principal amount of $157,500 (the “Principal Amount”), and delivered gross proceeds of $150,000.00 (excluded were legal fees and a transaction fee charged by Fast Capital). Interest on the Principal Amount of the Fast Capital Note accrues at the rate of 9% per annum. Repayment of all amounts due under the Fast Capital Note shall be tendered on the 12-month anniversary of the Fast Capital Note. The Fast Capital Note may be prepaid in whole at any time during the first 6-months with a prepayment penalty. No prepayment is allowed after 6-months. The Fast Capital Note can be converted by Fast Capital into shares of the Company’s common stock at any time following 180-days after issuance of the Fast Capital Note. The conversion price is equal to 61% of the lowest trading price during the 20 consecutive trading days immediately preceding the date of conversion. The conversion price is subject to adjustment for stock splits, reverse stock splits, stock dividends, and other similar transactions and terms. As additional consideration for the purchase of the Fast Capital Note the Company also issued to Fast Capital 3,150 shares of the Company’s common stock.

●	On August 23, 2021, the Company converted 2,500 shares of its Series B Preferred Stock into 10,446 shares of its common stock. The issuance was exempt under Section 4(a)(2) of the Securities Act.

●	On August 24, 2021, the Company converted 3,000 shares of its Series B Preferred Stock into 12,535 shares of its common stock. The issuance was exempt under Section 4(a)(2) of the Securities Act.

●	On August 30, 2021, the Company converted 2,300 shares of its Series B Preferred Stock into 9,802 shares of its common stock. The issuance was exempt under Section 4(a)(2) of the Securities Act.

●	On September 10, 2021 the Company entered into and closed a financing transaction pursuant to the terms and conditions of a Purchase Agreement with Geneva. Pursuant to the Purchase Agreement, Geneva purchased from the Company five thousand three hundred seventy five (5,375) shares of the Company’s Series B Preferred stock at a total purchase price of $53,750. Geneva delivered gross proceeds of $50,000.00 to the Company (excluded were legal fees and a transaction fee charged by Geneva). Terms and conditions for the Company’s Series B Preferred Stock are summarized above.

●	On September 22, 2021, the Company converted $30,000 of a promissory note into 14,112 shares of its common stock. The issuance was exempt under Section 4(a)(2) of the Securities Act.

●	On September 27, 2021, the Company converted 2,000 shares of its Series B Preferred Stock into 10,383 shares of its common stock. The issuance was exempt under Section 4(a)(2) of the Securities Act.

●	On September 28, 2021, the Company closed a financing transaction pursuant to the terms and conditions of a Securities Purchase Agreement (the “Jefferson Street Purchase Agreement”) with Jefferson Street Capital, LLC (“Jefferson Street”). Pursuant to the Jefferson Street Purchase Agreement, Jefferson Street purchased from the Company a Convertible Promissory Note (the “Jefferson Street Note”) in the aggregate principal amount of $110,000 (the “Principal Amount”), and delivered gross proceeds of $100,000.00 (excluded were legal fees and a transaction fee charged by Jefferson Street). Interest on the Principal Amount of the Jefferson Street Note accrues at the rate of 10% per annum. Repayment of all amounts due under the Jefferson Street Note shall be tendered on the 9-month anniversary of the Jefferson Street Note. The Jefferson Street Note may be prepaid in whole at any time during the first 6-months with a prepayment penalty. No prepayment is allowed after 6-months. The Jefferson Street Note can be converted by Jefferson Street into shares of the Company’s common stock at any time following issuance at a fixed price of $3.50 per share. The conversion price is subject to adjustment for stock splits, reverse stock splits, stock dividends, and other similar transactions and terms. As additional consideration for the purchase of the Jefferson Street Note the Company also issued to Jefferson Street a common stock purchase warrant for 22,222 shares of the Company’s common stock at an exercise price of $4.50 per share. In connection with this transaction, the Company also paid to Moody Capital Solutions, Inc., a FINRA registered broker-dealer, a fee comprised of (i) $8,000 in cash; and, (ii) a common stock purchase warrant for 1,111 shares of the Company’s common stock at an exercise price of $4.50 per share.

●	On or around September 30, 2021, the Company settled that certain litigation matter involving the payment of the DMB Note. The matter was settled by mutual agreement of the involved parties. The Company’s subsidiary will make payment of the remaining amount due under the DMB Note over the next six months. This matter is now considered closed.

●	On October 4, 2021, the Company converted 3,300 shares of its Series B Preferred Stock into 18,535 shares of its common stock. The issuance was exempt under Section 4(a)(2) of the Securities Act.

●	On October 19, 2021, the Company converted $30,000 of a promissory note into 20,281 shares of its common stock. The issuance was exempt under Section 4(a)(2) of the Securities Act.

●	On October 19, 2021, the Company closed a financing transaction pursuant to the terms and conditions of a Securities Purchase Agreement (the “Purchase Agreement”) with Mast Hill Fund, L.P., a Delaware limited partnership (“Mast Hill”). Pursuant to the Purchase Agreement, Mast Hill purchased from the Company a Promissory Note (the “Note”) in the aggregate principal amount of $444,444.00 (the “Principal Amount”), and delivered gross proceeds of $365,000.00 (excluded were $40,000 in original issue discount; $28,000 as a fee paid to J.H. Darbie, a registered broker dealer; and, $7,000 in legal fees for Mast Hill). Timely payment under the Note is secured by the issuance of a Common Stock Purchase Warrant (the “Second Warrant”) to Mast Hill for 161,616 shares of the Company’s common stock at an exercise price of $3.20, exercisable only in the event of a default under the Note. Interest on the Principal Amount of the Note accrues at the rate of 12% per annum. Repayment of all amounts due under the Note shall be tendered on the 12-month anniversary of the Note, though certain amounts are due earlier upon the closing certain designated investments. The Note may be prepaid in whole at any time without prepayment penalty or premium. If the Company fails to meet its obligations under the terms of the Note, the Note shall become immediately due and payable and subject to penalties provided for in the Note. Upon an event of default under the Note, Mast Hill may also convert all amounts due thereunder into shares of the Company’s common stock at a price of $4.00 per share. The Company also granted to Mast Hill warrants to acquire 161,616 shares of the Company’s common stock pursuant to a Common Stock Purchase Warrant (the “First Warrant”). Exercise price for the warrants is $3.20, with a cashless exercise option. The Note, the First Warrant, and the Second Warrant impose an obligation on the Company to reserve for issuance that number of shares of the Company’s common stock which is 2 times the number of shares issuable under each of the respective three documents.

●	On October 27, 2021 the Company entered into and closed a financing transaction pursuant to the terms and conditions of a Purchase Agreement with Geneva. Pursuant to the Purchase Agreement, Geneva purchased from the Company five thousand three hundred seventy five (5,375) shares of the Company’s Series B Preferred stock at a total purchase price of $53,750. Geneva delivered gross proceeds of $50,000.00 to the Company (excluded were legal fees and a transaction fee charged by Geneva). Terms and conditions for the Company’s Series B Preferred Stock are summarized above.

●	On November 8, 2021, the Company converted $30,000 of a promissory note into 24,287 shares of its common stock. The issuance was exempt under Section 4(a)(2) of the Securities Act.

●	On November 15, 2021, the Company converted 2,000 shares of its Series B Preferred Stock into 18,033 shares of its common stock. The issuance was exempt under Section 4(a)(2) of the Securities Act.

●	On November 18, 2021, the Company converted 3,375 shares of its Series B Preferred Stock into 35,912 shares of its common stock. The issuance was exempt under Section 4(a)(2) of the Securities Act.

●	On December 1, 2021 the Company entered into and closed a financing transaction pursuant to the terms and conditions of a Purchase Agreement with Geneva. Pursuant to the Purchase Agreement, Geneva purchased from the Company four thousand eight hundred seventy five (4,875) shares of the Company’s Series B Preferred stock at a total purchase price of $48,750. Geneva delivered gross proceeds of $45,000.00 to the Company (excluded were legal fees and a transaction fee charged by Geneva). Terms and conditions for the Company’s Series B Preferred Stock are summarized above.